INCOME TAXES - Summary of income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense:	¥ 312,319		¥ 210,472	¥ 207,567
Deferred income tax expense:	25,333		28,428	40,049
Total income tax expense	¥ 337,652	$ 48,284	¥ 238,900	¥ 247,616